Audit and assurance services fees (Tables)	12 Months Ended
Dec. 31, 2025
Audit and assurance services fees [Abstract]
Schedule of Billed and Accrued from its Independent Auditors
For 2025, 2024 and 2023 the Group recorded charges, billed and accrued, from its independent auditors, and affiliated companies thereof, as set out below:

€ million	2025	2024	2023
Audit services 1	8.2	11.3	2.4
All other assurance services 2	0.2	0.3	0.1

Total audit and assurance services fees	8.4	11.6	2.5

1
2024 audit services included
one-time
fees in connection with the Company’s registration process as a Foreign Private Issuer with the Securities and Exchange Commission, including re-audit
fees for 2023 and 2024 in accordance with Public Company Accounting Oversight Board (‘PCAOB’) audit requirements.

2
Fees incurred in connection with all other assurance services rendered to the Group represented primarily CSRD-related assurance services as well as comfort letters issued in connection with the Company’s treasury funding operations.